Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties	$ 13,406	$ 12,301
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage	12.70%
Navios Europe I | Navios Revolving Loans I
Related Party Transaction [Line Items]
Line of credit facility remaining borrowing capacity	$ 4,800
Accrued interest on loan to affiliate, current	3,598	2,945
Loan portion	9,808	9,536
Navios Europe I | Navios Revolving Loans I | Minimum
Related Party Transaction [Line Items]
Amount commited to fund	0
Navios Europe I | Navios Revolving Loans I | Maximum
Related Party Transaction [Line Items]
Amount commited to fund	4,800
Navios Europe I | Navios Term Loans I
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current	2,683	2,231
Loan portion	7,125	7,125
Accrued interest on loan to affiliate, current	3,598	2,945
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties	27,890	16,393
Loan portion	$ 23,518	13,652
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage	18.00%
Navios Europe II | Navios Revolving Loans II
Related Party Transaction [Line Items]
Line of credit facility remaining borrowing capacity	$ 15,005
Accrued interest on loan to affiliate, current	4,372	2,741
Loan portion	20,662	11,602
Navios Europe II | Navios Revolving Loans II | Minimum
Related Party Transaction [Line Items]
Amount commited to fund	0
Navios Europe II | Navios Revolving Loans II | Maximum
Related Party Transaction [Line Items]
Amount commited to fund	15,005
Navios Europe II | Navios Term Loans II
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current	$ 2,856	$ 2,050